Share based payment - Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes (Detail)							12 Months Ended
	Mar. 15, 2023 $ / shares	Nov. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Aug. 22, 2022 $ / shares	Jun. 10, 2022 $ / shares	Aug. 23, 2021 $ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
2018 Stock Option Plan Modified
Share Based Payment Arrangements [Line Items]
Number of options outstanding										1,000,000	1,000,000
2018 Stock Option Plan Modified | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Grant date							August 16, 2019	August 16, 2019
Vesting period							Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options	Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options
Exercise period							Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares							₨ 400
Expiry date							August 16, 2029	August 16, 2029
Settlement type							Equity settled	Equity settled
2018 Stock Option Plan Modified | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date							August 16, 2019	August 16, 2019
Replacement date							August 23, 2021	August 23, 2021
Vesting period							Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.	Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.
Exercise period							Within 10 years from the date of original grant upon vesting	Within 10 years from the date of original grant upon vesting
Exercise price | $ / shares								$ 5.33
Expiry date							August 16, 2029	August 16, 2029
Settlement type							Equity settled	Equity settled
Number of options outstanding							1,000,000	1,000,000	1,000,000
2018 Stock Option Plan Modified | Time Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2018 Stock Option Plan Modified | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2018 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding										1,000,000	1,000,000
2018 Stock Option Plan | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Vesting period							Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of grant.	Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of grant.
Exercise period							Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares							₨ 420
Expiry date							April 24, 2028 to December 31, 2030	April 24, 2028 to December 31, 2030
Settlement type							Equity settled	Equity settled
2018 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Replacement date							August 23, 2021	August 23, 2021
Vesting period							Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period							Within 10 years from the date of original grant upon vesting	Within 10 years from the date of original grant upon vesting
Exercise price | $ / shares								$ 5.6
Expiry date							April 24, 2028 to December 31, 2030	April 24, 2028 to December 31, 2030
Settlement type							Equity settled	Equity settled
Number of options outstanding							1,000,000	1,000,000	1,000,000
2018 Stock Option Plan | Bottom of range [member] | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares							₨ 400
2018 Stock Option Plan | Bottom of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | $ / shares								$ 5.33
2018 Stock Option Plan | Top of range [member] | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares							₨ 415
2018 Stock Option Plan | Top of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | $ / shares								$ 5.53
2018 Stock Option Plan | Time Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options							5 years	5 years
2018 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options							5 years	5 years
2017 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding										9,000,000	10,000,000
2017 Stock Option Plan | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Vesting period							Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of grant.	Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of grant.
Exercise period							Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares							₨ 340
Expiry date							April 10, 2027 to February 25, 2028	April 10, 2027 to February 25, 2028
Settlement type							Equity settled	Equity settled
2017 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Replacement date							August 23, 2021	August 23, 2021
Vesting period							Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period							Within 10 years from the date of original grant upon vesting	Within 10 years from the date of original grant upon vesting
Exercise price | $ / shares								$ 4.53
Expiry date							April 10, 2027 to February 25, 2028	April 10, 2027 to February 25, 2028
Settlement type							Equity settled	Equity settled
Number of options outstanding							8,000,000	8,000,000	8,000,000
2017 Stock Option Plan | Time Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options							5 years	5 years
2017 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options							50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options							5 years	5 years
2016 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding										1,000,000	2,000,000
2016 Stock Option Plan | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Exercise period							Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares							₨ 205
Expiry date							September 30, 2026	September 30, 2026
Settlement type							Equity settled	Equity settled
2016 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Replacement date							August 23, 2021	August 23, 2021
Exercise period							Within 10 years from the date of original grant upon vesting	Within 10 years from the date of original grant upon vesting
Exercise price | $ / shares								$ 2.73
Expiry date							September 30, 2026	September 30, 2026
Settlement type							Equity settled	Equity settled
Number of options outstanding							1,000,000	1,000,000	1,000,000
2016 Stock Option Plan | Time Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting period							Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.	Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2016 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting period							Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.	Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2016 Stock Option Plan | Performance Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting period							Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year.The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of the Company are available.	Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year.The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of the Company are available.
Vesting Period For Grants Under Share Based Payment Arrangement Options							3 years	3 years
2016 Stock Option Plan | Performance Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting period							Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPPL are available.	Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPPL are available.
Vesting Period For Grants Under Share Based Payment Arrangement Options							3 years	3 years
2014 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding										2,000,000	3,000,000
2014 Stock Option Plan | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Vesting period							Time linked vesting:5 years on quarterly basis which shall commence one year after the date of grant of option	Time linked vesting:5 years on quarterly basis which shall commence one year after the date of grant of option
Exercise period							Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Expiry date							December 31, 2022 to January 1, 2025	December 31, 2022 to January 1, 2025
Settlement type							Equity settled	Equity settled
2014 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Replacement date							August 23, 2021	August 23, 2021
Vesting period							Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option.	Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option.
Exercise period							Within 10 years from the date of original grant upon vesting	Within 10 years from the date of original grant upon vesting
Exercise price | $ / shares								$ 1.75
Expiry date							December 31, 2022 to January 1, 2025	December 31, 2022 to January 1, 2025
Settlement type							Equity settled	Equity settled
Number of options outstanding							1,000,000	1,000,000	1,000,000
2014 Stock Option Plan | Bottom of range [member] | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares							₨ 100
2014 Stock Option Plan | Top of range [member] | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares							₨ 131
2014 Stock Option Plan | Time Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2014 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2011 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding										1,000,000	1,000,000
2011 Stock Option Plan | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Vesting period							Time linked vesting: 5 years from the grant date	Time linked vesting: 5 years from the grant date
Exercise period							Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares							₨ 100
Expiry date							September 30, 2021 to December, 31 2022	September 30, 2021 to December, 31 2022
Settlement type							Equity settled	Equity settled
2011 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date							Multiple	Multiple
Replacement date							August 23, 2021	August 23, 2021
Vesting period							Time linked vesting: 5 years from the original grant date.	Time linked vesting: 5 years from the original grant date.
Exercise period							Within 10 years from the date of original grant upon vesting	Within 10 years from the date of original grant upon vesting
Exercise price | $ / shares								$ 1.33
Expiry date							September 30, 2021 to December 31, 2022	September 30, 2021 to December 31, 2022
Settlement type							Equity settled	Equity settled
Number of options outstanding							1,000,000	1,000,000	1,000,000
2011 Stock Option Plan | Time Linked Vesting | Group Stock Option Plan [Member]
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2011 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options							5 years	5 years
2021 Incentive Plan
Share Based Payment Arrangements [Line Items]
Grant date	March 15, 2023	November 15, 2022	September 15, 2022	August 22, 2022	June 10, 2022	August 23, 2021	March 15, 2022	March 15, 2022
Exercise period	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | $ / shares	$ 5.85	$ 6.83	$ 10	$ 10	$ 10	$ 10		$ 10
Expiry date	March 15, 2033	November 15, 2032	September 15, 2032	August 23, 2032	June 10, 2023	August 23, 2031	August 23, 2031 to February 23, 2032	August 23, 2031 to February 23, 2032
Settlement type	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled
Number of options outstanding	200,000	700,000	0	0	5,000,000	23,000,000	7,200,000	7,200,000
Vesting Period For Stock Options Under Share Based Payment Arrangement Options	4 years	4 years	4 years	2 years	4 years	4 years	4 years	4 years
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options	80.00%	80.00%	80.00%	12.50%	80.00%	6.25%	80.00%	80.00%
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options	5.00%	5.00%	5.00%		5.00%		5.00%	5.00%
2021 Incentive Plan | Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Grant date							August 23, 2021	August 23, 2021
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options	1 year	1 year	1 year		1 year		1 year	1 year
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options	20.00%	20.00%	20.00%		20.00%		20.00%	20.00%
2021 Incentive Plan | Top of range [member]
Share Based Payment Arrangements [Line Items]
Grant date							November 15, 2021	November 15, 2021
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options	60.00%	60.00%	60.00%		60.00%		60.00%	60.00%
2021 Incentive Plan | Performance Linked Vesting
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options	5.00%	5.00%	5.00%		5.00%		5.00%	5.00%